Revenues - Additional Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major customer one
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 634	$ 630
Major customer two
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	323	322
Major customer three
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 183	$ 175